Public Offering - Additional Information (Details) - USD ($)		6 Months Ended	12 Months Ended
	Oct. 09, 2020	Jun. 30, 2021	Dec. 31, 2020	Jan. 28, 2021	Dec. 31, 2019
Ordinary shares, par value		$ 0.000001	$ 0.000001		$ 0.000001
TPG Pace Tech Opportunities Corp [Member]
Sale price of share to redeem outstanding warrants		$ 18.00	$ 18.00
Redeem outstanding warrants description		Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole, but not in part, at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, and only in the event that the last sale price of the Company’s Public Shares equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Warrant holders.	Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole, but not in part, at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, and only in the event that the last sale price of the Company’s Public Shares equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Warrant holders.
Percentage of underwriting discount on gross proceeds		2.00%	2.00%
Percentage of deferred discount on gross proceeds		3.50%	3.50%
Deferred underwriting compensation		$ 15,750,000	$ 15,750,000
Payments for net of underwriting discount		$ 9,000,000	$ 9,000,000
Outstanding Warrants, per share		0.01	0.01
TPG Pace Tech Opportunities Corp [Member] | Warrant
Class of warrants price				$ 11.50
TPG Pace Tech Opportunities Corp [Member] | Initial Public Offering
Number of units sold		45,000,000	45,000,000
Price per unit sold		$ 10.00
Sale of units description		Each unit consists of one Class A ordinary share of the Company at $0.0001 par value	Each unit consists of one Class A ordinary share of the Company at $0.0001 par value and one-fifth of one warrant (a “Unit”).
Class of warrants price		$ 11.50	$ 11.50
Class of warrant, expiration period		5 years
Class of warrant or right exercisable description		The Warrants will become exercisable on the later of 30 days after the completion of the Business Combination or 12 months from the Close Date, and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.	The Warrants will become exercisable on the later of 30 days after the completion of the Business Combination or 12 months from the Close Date, and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.
Payments for net of underwriting discount	$ 9,000,000
Share Price			$ 10.00
TPG Pace Tech Opportunities Corp [Member] | Initial Public Offering | Warrant
Sale of units description		one-fifth of one warrant (a “Unit”). Each whole warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share (a “Warrant”).	Each whole warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share (a “Warrant”).
TPG Pace Tech Opportunities Corp [Member] | Class A Ordinary Shares
Ordinary shares, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Sale price of share to redeem outstanding warrants		$ 10.00	$ 10.00
Redeem outstanding warrants description		Additionally, 90 days after the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole, but not in part, for Class A ordinary shares at a price based on the redemption date and “fair market value” of the Company’s Class A ordinary shares upon a minimum of 30 days’ prior written notice of redemption, and only in the event that the last sale price of the Company’s Class A ordinary shares equals or exceeds $10.00 per share on the trade date prior to the date on which the Company sends the notice of redemption to the Warrant holders. The “fair market value” of the Company’s Class A ordinary shares shall mean the average reported last sale price of the Company’s Class A ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the Warrant holders.	Additionally, 90 days after the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole, but not in part, for Class A ordinary shares at a price based on the redemption date and “fair market value” of the Company’s Class A ordinary shares upon a minimum of 30 days’ prior written notice of redemption, and only in the event that the last sale price of the Company’s Class A ordinary shares equals or exceeds $10.00 per share on the trade date prior to the date on which the Company sends the notice of redemption to the Warrant holders.
TPG Pace Tech Opportunities Corp [Member] | Class A Ordinary Shares | Initial Public Offering
Number of units sold		45,000,000	45,000,000
Ordinary shares, par value		$ 0.0001	$ 0.0001